Post employment benefits	12 Months Ended
Mar. 31, 2025
Post employment benefits
Post employment benefits

25. Post employment benefits
The Group operates a number of Defined Benefit and Defined Contribution retirement plans for our employees. The Group’s largest defined benefit plan is in the UK. For further details see ‘Critical accounting judgements and key sources of estimation uncertainty’ in note 1 ‘Basis of preparation’.
Accounting policies
For defined benefit retirement plans, the difference between the fair value of the plan assets and the present value of the plan liabilities is recognised as an asset or a liability on the consolidated statement of financial position. Defined benefit plan liabilities are assessed using the projected unit funding method and applying the principal actuarial assumptions at the reporting period date. Assets are valued at market value.
Actuarial gains and losses are taken to the consolidated statement of comprehensive income for defined benefit plans or consolidated income statement for cash leaver plans as incurred. For this purpose, actuarial gains and losses comprise both the effects of changes in actuarial assumptions and experience adjustments arising from differences between the previous actuarial assumptions and what has actually occurred. The return on plan assets, in excess of interest income, and costs incurred for the management of plan assets are also taken to other comprehensive income.
Other movements in the net surplus or deficit are recognised in the consolidated income statement, including the current service cost, any past service cost and the effect of any settlements. The interest cost less the expected interest income on assets is also charged to the consolidated income statement. The amount charged to the consolidated income statement in respect of these plans is included within operating costs, profit or loss or in the Group’s share of the results of equity accounted operations, as appropriate.
The Group’s contributions to defined contribution pension plans are charged to the consolidated income statement as they fall due.
Background
At 31 March 2025 the Group operated a number of retirement plans for the benefit of its employees throughout the world, with varying rights and obligations depending on the conditions and practices in the countries concerned. The Group’s philosophy is to provide access to defined contribution retirement plans where feasible and to manage legacy defined benefit retirement arrangements. Defined benefit plans provide benefits based on the employees’ length of pensionable service and their final pensionable salary or other criteria. Defined contribution plans offer employees individual funds that are converted into benefits at the time of retirement.
The Group operates defined benefit plans in Germany, India, Ireland, Italy
1
, the UK, the United States and defined benefit indemnity plans in Greece and Türkiye. Defined contribution plans are currently provided in Albania, Egypt, Germany, Greece, India, Ireland, Italy
1
, Portugal, South Africa and the UK.
Note:

1.
Vodafone Italia S.p.A’s (‘Vodafone Italy’s’) defined contribution and defined benefit schemes have been transferred to Swisscom AG (see note 27 ‘Acquisitions and disposals’). However, some small Group Italian schemes remain.

Income statement expense/(income)

	2025 €m	2024 € m	2023 € m

Defined contribution plans	194	183	175

Defined benefit plans	51	34	37

Total amount charged to staff costs (note 24 ‘Employees’)	245	217	212

Defined benefit net interest (income) in financing costs	(4)	–	–

Total amount charged to income statement	241	217	212
Defined benefit plans
The Group’s retirement policy is to provide competitive pension provision, in each operating country, in line with the market median for that location. The Group’s preferred retirement provision is focused on Defined Contribution arrangements and/or State provision for future service.
The Group’s main defined benefit funding liability is the Vodafone UK Group Pension Scheme (‘Vodafone UK plan’). Since June 2014 the Vodafone UK plan has consisted of two segregated sections: the Vodafone Section and the Cable & Wireless Section (‘CWW Section’). Both sections are closed to new entrants and to future accrual. The Group also operates smaller funded and unfunded plans in the UK, funded and unfunded plans in Germany and a funded plan in Ireland. Defined benefit pension provision exposes the Group to actuarial risks such as longer than expected longevity of participants, lower than expected return on investments and higher than expected inflation, which may increase the liabilities or reduce the value of assets of the plans.
The main defined benefit plans are administered by trustee boards which are legally separate from the Group and consist of representatives who are employees, former employees or are independent from the Group. The trustee boards of the pension plans are required by legislation to act in the best interest of the participants, set the investment strategy and contribution rates and are subject to statutory funding regimes.
The Vodafone UK plan is registered as an occupational pension plan with HM Revenue and Customs (‘HMRC’) and is subject to UK legislation and operates within the framework outlined by the Pensions Regulator. UK legislation requires that pension plans are funded prudently and that valuations are undertaken at least every three years. Separate valuations are required for the Vodafone Section and CWW Section.
The trustees obtain regular actuarial valuations to check whether the statutory funding objective is met and whether a recovery plan is required to restore funding to the level of the agreed technical provisions. The 31 March 2022 triennial actuarial valuation for the Vodafone Section and CWW Section of the Vodafone UK plan showed a net surplus of £248 million (
€
296 million) on the funding basis, comprising of a £97 million (
€
116 million) surplus for the Vodafone Section and a £151 million (
€
180 million) surplus for the CWW Section. No further contributions are due in respect of the Vodafone UK plan at this time. The next actuarial valuation has an effective date of 31 March 2025 but will only become available during the next financial year.
These plan-specific actuarial valuations differ to the IAS 19 ‘Employee Benefits’ accounting basis, which is used to measure pension assets and liabilities presented in the Group’s consolidated statement of financial position.

Funding plans are individually agreed for each of the Group’s other defined benefit plans with the respective trustees or governing board, taking into account local regulatory requirements. It is expected that ordinary contributions of
€
20 million will be paid into the Group’s defined benefit plans during the year ending 31 March
202
6
. The Group has also provided certain guarantees in respect of the Vodafone UK plan; further details are provided in note 29 ‘Contingent liabilities and legal proceedings’ to the consolidated financial statements.
The investment strategy for the UK plans is controlled by the trustees in consultation with the Group and the plans have no direct investments in the Group’s equity securities or in property or other assets currently used by the Group. The allocation of assets between different classes of investment is reviewed regularly and is a key factor in the trustee investment policy. The trustees aim to achieve the plan’s investment objectives through investing partly in a diversified mix of growth assets which, over the long term, are expected to grow in value by more than the low-risk
assets. The
low-risk
assets include cash and gilts, inflation and interest rate hedging and in-substance
insured pensioner annuity policies in both the Vodafone Section and CWW Sections of the Vodafone UK plan and an insured pensioner annuity policy in the Vodafone Ireland Pension Plan. A number of investment managers are appointed to promote diversification by assets, organisation and investment style and current market conditions and trends are regularly assessed, which may lead to adjustments in the asset allocation.
The key risks in relation to the Vodafone UK plan are set out below, alongside a summary of the steps taken to mitigate each risk

Risk description	Mitigation

Investment strategy risk

Underperformance of the investment strategy relative to the changes in the Vodafone UK Plan’s liabilities, which are sensitive to interest rates and inflation, potentially leading to shortfalls in meeting pension obligations.
The plan adopts a liability driven investment framework, by investing in assets that aim to match the characteristics of the Vodafone UK Plan’s liabilities. This can help to hedge the risk of future changes in interest rate and inflation and also reduce balance sheet volatility.

Longevity risk Pensions paid by the Vodafone UK Plan are guaranteed for life, and, therefore, if members are expected to live longer, the liabilities increase.	The Vodafone UK Plan’s funding targets include a margin for prudence to reflect uncertainty in future life expectancy. Both sections of the Vodafone UK Plan have pensioner annuity policies which help reduce exposure to changes in longevity. Longevity risk is also monitored by the trustees on a regular basis through its risk management framework.

Regulatory risk Changes in pension regulations and accounting standards can impact the Group’s pension obligations and reporting requirements.	There is open communication with the trustees and advisors of the Vodafone UK Plan to understand the impact of any changes in regulation and to proactively address potential resulting risks.
Actuarial assumptions
The Group’s plan liabilities are measured using the projected unit credit method using the principal actuarial assumptions set out below:

	2025%	2024%	2023%

Weighted average actuarial assumptions used at 31 March 1

Rate of inflation 2	2.8	2.9	3.0

Rate of increase in salaries 3	3.1	3.0	3.0

Discount rate	5.1	4.5	4.5
Notes:

1.	Figures shown represent a weighted average assumption of the individual plans.

2.	The rate of increase in pensions in payment and deferred revaluation are dependent on the rate of inflation.

3.	Relates only to schemes open to future accrual primarily in Germany, Ireland and India.
Mortality assumptions used are based on recommendations from the individual local actuaries which include adjustments for the experience of the Group where appropriate. The Group’s largest plan is the Vodafone UK plan. Life expectancies assumed for the UK plans are 22.5/24.3 years (2024: 22.6/24.3 years) for a male/female pensioner currently aged 65 years and 23.5/25.4 years (2024: 23.6/25.4 years) from age 65 for a male/female non-pensioner
member currently aged 40.
Charges made to the consolidated income statement and consolidated statement of comprehensive income (‘SOCI’) on the basis of the assumptions stated above are shown in the table below.

	2025 €m	2024 € m	2023 € m

Current service cost	36	42	44

Net past service cost	15	–	–

Net interest (income) included within staff costs	–	(8)	(7)

Total net cost included within staff costs	51	34	37

Net interest (income) included in financing costs	(4)	–	–

Total net cost included within profit and loss	47	34	37

Actuarial losses recognised in the SOCI	12	77	213

Duration of the benefit obligations
The weighted average duration of the defined benefit obligation at 31 March 2025 is 13 years (2024: 15 years).
Fair value of the assets and present value of the liabilities of the plans
The amount included in the consolidated statement of financial position arising from the Group’s obligations in respect of its defined benefit plans is as follows:

	Assets € m	Liabilities € m	Net surplus € m

1 April 2023	5,047	(4,976)	71

Service cost	–	(42)	(42)

Interest income/(cost)	223	(215)	8

Return on plan assets excluding interest income	(102)	–	(102)

Actuarial gains arising from changes in demographic assumptions	–	72	72

Actuarial gains arising from changes in financial assumptions	–	30	30

Actuarial losses arising from experience adjustments	–	(77)	(77)

Employer cash contributions	41	–	41

Member cash contributions	15	(15)	–

Benefits paid	(173)	173	–

Exchange rate movements	104	(73)	31

Liabilities held for sale	–	51	51

Other movements	(7)	–	(7)

31 March 2024	5,148	(5,072)	76

Service cost	–	(51)	(51)

Interest income/(cost)	229	(225)	4

Return on plan assets excluding interest income	(467)	–	(467)

Actuarial gains arising from changes in demographic assumptions	–	6	6

Actuarial gains arising from changes in financial assumptions	–	465	465

Actuarial losses arising from experience adjustments	–	(16)	(16)

Employer cash contributions	41	–	41

Member cash contributions	19	(19)	–

Benefits paid	(192)	192	–

Exchange rate movements	84	(79)	5

Other movements	(8)	–	(8)

31 March 2025	4,854	(4,799)	55
The table below provides an analysis of the net surplus for the Group as a whole.

	2025 €m	2024 € m

Analysis of net surplus:

Total fair value of plan assets	4,854	5,148

Present value of funded plan liabilities	(4,722)	(5,017)

Net surplus for funded plans	132	131

Present value of unfunded plan liabilities	(77)	(55)

Net surplus	55	76

Net surplus is analysed as:

Assets 1	242	257

Liabilities	(187)	(181)
Note:

1.
All net surpluses are reported as non-current assets in the consolidated statement of financial position. Pension assets are deemed to be recoverable and there are no adjustments in respect of minimum funding requirements as economic benefits are available to the Group either in the form of future refunds or, for plans still open to benefit accrual, in the form of possible reductions in future contributions.

An analysis of net surplus is provided below for the Vodafone UK plan, which is a funded plan. As part of the merger of the Vodafone UK plan and the Cable and Wireless Worldwide Retirement Plan (‘CWWRP’) plan on 6 June 2014 the assets and liabilities of the CWW Section are segregated from the Vodafone Section and hence are reported separately below.

	CWW Section		Vodafone Section

	2025 €m	2024 € m	2025 €m	2024 € m

Analysis of net surplus:

Total fair value of plan assets	1,640	1,781	1,805	1,983

Present value of plan liabilities	(1,550)	(1,676)	(1,750)	(1,924)

Net surplus 1	90	105	55	59
Note:

1.	All net surpluses are reported as non-current assets in the consolidated statement of financial position.

Fair value of plan assets

	2025 €m	2024 € m

Cash and cash equivalents	61	52

Equity investments:

With quoted prices in an active market	471	261

Without quoted prices in an active market	37	293

Debt instruments:

With quoted prices in an active market	1,151	928

Without quoted prices in an active market	683	944

Property:

With quoted prices in an active market	17	16

Without quoted prices in an active market	313	374

Derivatives 1 :

Without quoted prices in an active market	927	1,040

Investment funds	572	580

Annuity policies

Without quoted prices in an active market	622	660

Total	4,854	5,148
Note:

1.	Derivatives include collateral held in the form of cash. Assets are valued using ‘level 2’ inputs under IFRS 13 ‘Fair Value Measurement’ principles and classified as unquoted accordingly.
The fair value of plan assets, which have been measured in accordance with IFRS 13 ‘Fair Value Measurement’, are analysed by asset category above and are subdivided by assets that have a quoted market price in an active market and those that do not, such as investment funds. Where available, the fair values are quoted prices (e.g. listed equity, sovereign debt and corporate bonds). Unlisted investments without quoted prices in an active market (e.g. private equity) are included at values provided by the fund manager in accordance with relevant guidance. Other significant assets are valued based on observable inputs such as yield curves. The Vodafone UK plan annuity policies fully match the pension obligations of those pensioners insured and therefore are set equal to the present value of the related obligations. Investment funds of
€
572 million
at 31 March 2025 (2024:
€
580 million) include investments in diversified alternative beta funds held in the Vodafone Section of the Vodafone UK plan.
The actual return on plan assets over the year to 31 March 2025 was a loss of
€
238 million
(2024:
€
121 million gain).
Sensitivity analysis
Measurement of the Group’s defined benefit retirement obligation is sensitive to changes in certain key assumptions. The sensitivity analysis below shows how a reasonably possible increase or decrease in a particular assumption would, in isolation, result in an increase or decrease in the present value of the defined benefit obligation as at 31 March 2025.

	Rate of inflation		Rate of increase in salaries		Discount rate		Life expectancy

	Decrease by 0.5% € m	Increase by 0.5% € m	Decrease by 0.5% € m	Increase by 0.5% € m	Decrease by 0.5% € m	Increase by 0.5% € m	Decrease by 1 year € m	Increase by 1 year € m

(Decrease)/increase in the present value of the defined benefit obligation 1	(198)	189	(2)	2	286	(264)	(108)	111
Note:

1.
The sensitivity analysis may not be representative of an actual change in the defined benefit obligation as it is unlikely that changes in assumptions would occur in isolation of one another. In presenting this sensitivity analysis, the change in the present value of the defined benefit obligation has been calculated on the same basis as prior years using the projected unit credit method at the end of the year, which is the same as that applied in calculating the defined benefit obligation liability recognised in the statement of financial position. The rate of inflation assumption sensitivity factors in the impact of changes to all assumptions relating to inflation including the rate of increase in salaries, pension increases and deferred revaluations.